MUSIC INVENTORY	6 Months Ended
Nov. 30, 2024
Inventory Disclosure [Abstract]
MUSIC INVENTORY

NOTE 2 – MUSIC INVENTORY

Music inventory consisted of the following:

	November 30, 2024	May 31, 2024
Digital music acquired for use in operations – at cost	$22,268	$22,268
Accumulated depreciation	(21,719)	(21,533)
Music inventory – net	$549	$735

The Company purchases digital music to broadcast over the radio and internet. During the six months ended November 30, 2024, the Company purchased $-0- worth of music inventory. For the six months ended November 30, 2024 and 2023, depreciation of music inventory was $186 and $446, respectively.